COMMITMENTS AND CONTINGENCIES - ADDITIONAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Service Agreements
Purchase commitments that relate to service contracts that have been outsourced to third-party suppliers	20.00%
Regulatory Decision Made [Member]
Reserves for potential fines for competition law violations	$ 16
Estimated Obligation [Member]
Reserves for potential fines for competition law violations	$ 139